Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2018	¥ 84,269
For the fiscal year ending March 31, 2019	81,474
For the fiscal year ending March 31, 2020	81,455
For the fiscal year ending March 31, 2021	81,746
For the fiscal year ending March 31, 2022	82,306
Thereafter (for the fiscal years ending March 31, 2023-2027)	407,352
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2018	18,239
For the fiscal year ending March 31, 2019	19,878
For the fiscal year ending March 31, 2020	21,551
For the fiscal year ending March 31, 2021	22,778
For the fiscal year ending March 31, 2022	23,776
Thereafter (for the fiscal years ending March 31, 2023-2027)	173,837
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2018	2,078
For the fiscal year ending March 31, 2019	2,014
For the fiscal year ending March 31, 2020	2,130
For the fiscal year ending March 31, 2021	2,225
For the fiscal year ending March 31, 2022	2,300
Thereafter (for the fiscal years ending March 31, 2023-2027)	¥ 12,007